Related Party Transactions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 12, 2022 CNY (¥)	Jul. 22, 2022 CNY (¥)	Jul. 22, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Related Party Transactions [Line Items]
Negotiated price to related parties				¥ 57,998		¥ 57,998	¥ 4,745
Interest expense						¥ 11,118
Principal amount		¥ 877,487	$ 130,000
Short term debt interest rate	7.45%	7.45%	7.45%
Short term loan from related parties	¥ 480,000
Construction [Member]
Related Party Transactions [Line Items]
Negotiated price to related parties							1,427
Discontinued Operations [Member]
Related Party Transactions [Line Items]
Negotiated price to related parties							508
Services and Materials [Member]
Related Party Transactions [Line Items]
Negotiated price to related parties							13,863
BGY Education [Member]
Related Party Transactions [Line Items]
Negotiated price to related parties
Discontinued Operations [Member]
Related Party Transactions [Line Items]
Negotiated price to related parties							7,610
Discontinued Operations [Member] | Construction [Member]
Related Party Transactions [Line Items]
Negotiated price to related parties							144
Negotiated Prices [Member]
Related Party Transactions [Line Items]
Interest expense